Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	100,000,000
Common stock, shares issued	14,508,177	4,944,000
Common stock, shares outstanding	10,609,000	411,000
Number of shares, subject to repurchase	3,899,000	4,533,000